Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2010
Acquisitions and Divestitures
Acquisitions and Divestitures

NOTE 11—Acquisitions and Divestitures

Acquisitions

In December 2009, we acquired lease interests in approximately 12,000 net acres in Nacogdoches and Angelina Counties of Texas which is believed to be prospective for the Haynesville Shale. Total consideration paid was $9.2 million.

In April 2010, we acquired a leasehold interest within the oil window of the Eagle Ford Shale play in La Salle and Frio Counties, Texas. We paid approximately $10.0 million in upfront cash and have the option to drill to earn the full interest through $44.0 million in carried drilling costs. At September 30, 2010, we had invested a total of $22 million in leasehold acreage in the Eagle Ford Shale play.

Divestitures

On June 16, 2008, we entered into a joint development agreement with Chesapeake to develop our Haynesville Shale acreage in the Bethany Longstreet and Longwood fields of Caddo and DeSoto Parishes, Louisiana. Chesapeake purchased the deep rights to approximately 10,250 net acres of oil and natural gas leasehold comprised of a 20% working interest in approximately 25,000 net acres in the Bethany Longstreet field and a 50% working interest in approximately 10,500 net acres in the Longwood field for $172.6 million. The sale closed on July 15, 2008, resulting in net proceeds of $172.0 million and a gain on the transaction of $145.1 million. Chesapeake also purchased 7,500 net acres of deep rights in the Bethany Longstreet field from a third party, bringing the ownership interest in the deep rights in both fields after closing to 50% each for us and Chesapeake.

On December 30, 2010, we sold the shallow rights in certain of our non-core properties located in Northwest Louisiana and East Texas for approximately $65 million with an effective date of July 1, 2010. The Company has retained all of the deep drilling rights on these divested properties, including the rights to both the Haynesville Shale and Bossier Shale formations.